Expenses by nature - Summary of lease expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Variable lease payments	€ 25,206	€ 25,964	€ 20,830
Expenses relating to short-term leases	478	1,374	1,347
Expenses relating to low-value leases	134	293	437
Total lease expenses	€ 25,818	€ 27,631	€ 22,614